Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

10. Related Party Transactions

As of December 31, 2021, the Company had an outstanding related party Parent company payable of $225 thousand. The debt was held by FibroGenesis, and was due April 1, 2022, with a six-month extension option available at the discretion of FibroBiologics. The Company repaid in April 2022 the remaining Parent company payable of $225 thousand. In July 2022, the Company loaned $300 thousand to the Parent on a one-year note bearing no interest. In October 2022, the Company loaned $60 thousand to the Parent on a one-year note bearing no interest and this note was repaid before December 31, 2022. In April 2023, FibroGenesis repaid in full the $300 thousand Parent company receivable.

As described in Note 6, the Company acquired from FibroGenesis certain in-process research and development and patent assets through Patent Assignment and Intellectual Property Cross-License Agreements. The Patent Assignment Agreement transferred the right, title and interest in and to certain patents from FibroGenesis to the Company for further development. The Intellectual Property Cross-License Agreement grants to the Company exclusive rights to patents owned by FibroGenesis in a limited field of use, which includes the diagnosis, treatment, prevention and palliation of a) spinal diseases, disorders, or conditions, b) cancer, c) orthopedics diseases, disorders or conditions, and d) multiple sclerosis.

In January 2023, the Company entered into an Agreement Regarding Right of First Negotiation (“ROFN Agreement”) with its Parent, FibroGenesis. In exchange for FibroGenesis’ consent to amend the Certificate of Incorporation to a) eliminate upon IPO, Direct Listing, or Sale of the Company the Series A Preferred Stock $35,000 thousand liquidation preference, b) make the Series B Preferred Stock liquidation preference equal to Series “A” Preferred Stock, and c) to provide that upon IPO, Direct Listing, or Sale of the Company Series A Preferred Stock will be canceled for no consideration, FibroBiologics agreed to pay to FibroGenesis 15% of the gross proceeds from any equity investments in FibroBiologics prior to an IPO, Direct Listing or Sale of the Company. In addition, FibroBiologics will receive a five-year right of first negotiation if FibroGenesis decides to license externally any of its technology. In January 2023, the Company amended its Certificate of Incorporation to reflect these changes, recorded a derivative liability of $2,573 thousand for the expected future payments to FibroGenesis, and paid $323 thousand to FibroGenesis for 15% of the gross proceeds from equity issued by the Company in December 2022. Based on its relationship to Series A Preferred Stock as described above, the derivative liability was recorded first against the net Parent Investment and then to Additional paid-in capital after the net Parent Investment was eliminated. During the first nine months of 2023, the Company has raised gross proceeds of $16,418 thousand from equity issuances and has paid $2,322 thousand of these proceeds to FibroGenesis. Amounts paid in excess of the derivative liability are recorded as other losses in the Condensed Statements of Operations. There was no derivative liability and a payable of $141 thousand to FibroGenesis as of September 30, 2023.

10. Related Party Transactions

As of December 31, 2021, the Company had an outstanding related party Parent company payable of $225 thousand. The debt was held by FibroGenesis, and was due April 1, 2022, with a six-month extension option available at the discretion of FibroBiologics. The Company repaid in April 2022 the remaining Parent company payable of $225 thousand. In July 2022, the Company loaned $300 thousand to the Parent on a one-year note bearing no interest. In October 2022, the Company loaned $60 thousand to the Parent on a one-year note bearing no interest and this note was repaid before December 31, 2022.

As described in Note 6, the Company acquired from FibroGenesis certain in-process research and development and patent assets through Patent Assignment and Intellectual Property Cross-License Agreements. The Patent Assignment Agreement transferred the right, title and interest in and to certain patents from FibroGenesis to the Company for further development. The Intellectual Property Cross-License Agreement grants to the Company exclusive rights to patents owned by FibroGenesis in a limited field of use, which includes the diagnosis, treatment, prevention and palliation of a) spinal diseases, disorders, or conditions, b) cancer, c) orthopedics diseases, disorders or conditions, and d) multiple sclerosis.